Subsequent Events	12 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
(24) Subsequent Events
The Company has assessed all events from June 30, 2024, up through September 9, 2024, which is the date these consolidated financial statements are available to be issued, there are no other material subsequent events that require disclosure in these consolidated financial statements.